Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2025
Share-Based Compensation [Abstract]
Schedule of Activities of the Restricted Shares

A summary of activities of the restricted shares for the years ended September 30, 2023, 2024 and 2025 were as follows:

	Number of nonvested restricted shares*	Weighted average FV per ordinary share on the grant date
Unvested as of September 30, 2022	413	0.75
Granted	1,179	1.13
Vested	(1,529)	1.04
Unvested as of September 30, 2023	63	0.75
Granted	-	-
Vested	(63)	0.75
Unvested as of September 30, 2024	-	-
Granted	20,000	0.51
Vested	-	-
Unvested as of September 30, 2025	20,000	0.51

*	Giving retroactive effect to the 25 to 1 reverse share split on November 7, 2025 (Note 19).